UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund:  BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 118.8%
Corporate — 4.5%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$3,745	$3,883,715
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,714,605
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,788,615
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	1,200	1,214,916
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	198,078
National Gypsum Co., 5.50%, 11/01/44	135	141,728

		9,941,657
County/City/Special District/School District — 31.0%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	205,531
5.00%, 5/01/42	450	480,744
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 8/01/34	1,610	1,889,802
5.00%, 8/01/35	1,210	1,413,849
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,150,714
Boyertown Area School District, GO:
5.00%, 10/01/36	610	708,509
5.00%, 10/01/38	920	1,063,603
Bristol Township School District, GO, 5.00%, 6/01/40	775	862,312
City of Lancaster Pennsylvania, GO (AGM), 4.00%, 11/01/46	2,010	2,122,037

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
(AGM), 5.25%, 12/15/32	$5,000	$5,474,850
(AGC), 5.00%, 8/01/24	2,370	2,659,495
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,302,546
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	780	903,084
5.00%, 12/01/40	1,000	1,147,160
County of Chester Pennsylvania, GO:
5.00%, 7/15/34	405	504,415
5.00%, 7/15/35	465	576,275
5.00%, 7/15/36	300	369,339
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	500	557,780
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bond, 7.00%, 7/01/32	180	197,942
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	569,390
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,158,730
East Stroudsburg Area School District, GO, Series A (NPFGC), 7.75%, 9/01/17 (b)	2,000	2,188,827
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,138,358
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	4,100	4,558,134
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/17 (b)	1,585	1,649,192
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	752,640
Philadelphia School District, GO, Series E:
6.00%, 9/01/18 (b)	10	11,205
6.00%, 9/01/38	3,340	3,543,540

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	$6,145	$4,085,749
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,500,454
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,417,091
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,658,428
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,608,196
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,386,087
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC):
5.00%, 5/15/19 (b)	430	483,382
5.00%, 11/15/33	855	935,823
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	6,925	7,975,176
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,436,040
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	435	508,624
5.00%, 4/01/46	1,435	1,673,411

		67,828,464
Education — 16.9%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	113,576
5.00%, 8/15/25	100	113,265
5.00%, 8/15/26	100	113,265
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	219,574

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	$900	$1,029,024
6.38%, 1/01/39	100	113,454
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,005	1,178,764
5.00%, 8/01/45	3,610	4,218,177
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	415	468,556
Villanova University, 5.25%, 12/01/31	100	112,932
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Moravian College:
5.00%, 10/01/36	610	700,231
3.88%, 10/01/45	1,330	1,352,158
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	1,650	1,742,037
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,541,921
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,104,850
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,541,626
La Salle University, 5.00%, 5/01/37	1,325	1,475,586
La Salle University, 5.00%, 5/01/42	1,855	2,050,851
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	316,700
Thomas Jefferson University, 4.00%, 3/01/37	445	467,392
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,288,420
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,109,247

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued):
University of the Sciences Philadelphia, 5.00%, 11/01/31	$775	$911,477
Widener University, Series A, 5.25%, 7/15/33	1,580	1,812,228
Widener University, Series A, 5.50%, 7/15/38	385	441,068
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,130,290
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	2,170	2,492,831
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	991,194
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	920	1,001,470
5.00%, 7/01/45	300	320,844
5.00%, 7/01/47	820	882,394
University of Pittsburgh, RB, Commonwealth System of Higher Education Capital Project, Series B, 5.00%, 9/15/28	610	679,186

		37,034,588
Health — 21.6%
County of Allegheny Pennsylvania Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,693,640
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, UPMC Health, Series A-1, 1.23%, 2/01/37 (a)	2,500	2,333,825
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	765	852,516
Series A3, 5.50%, 11/01/31	500	570,165

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	$2,410	$3,162,523
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	220,420
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	2,600	2,877,108
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	572,845
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	470,606
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	575	689,333
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	425	489,834
University of Pennsylvania Health System, 5.00%, 8/15/42	1,600	1,890,864
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,495,087
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	490	534,252
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities:
Series A, 4.50%, 11/15/36	120	120,950
Series A-1, 6.25%, 11/15/29	235	268,488
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	865	960,297

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania IDA, Refunding RB (continued):
Acts Retirement-Life Communities, 5.00%, 11/15/28	$555	$613,713
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	220	222,658
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	549,562
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,100,020
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	520	584,116
5.75%, 5/01/35	865	981,542
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	7,815	8,250,764
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,119,300
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,059,643
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	1,695	1,887,010
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	2,055	2,420,543
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	595	672,088

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A (continued):
6.00%, 6/01/29	$655	$726,126

		47,389,838
Housing — 9.0%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	418,004
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	422,968
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	2,305	2,360,827
S/F Housing Mortgage, Series 114-C, 3.70%, 10/01/42	3,065	3,201,638
S/F Housing Mortgage, Series 118B, 4.05%, 10/01/40	1,000	1,050,430
S/F Housing Mortgage, Series 2015-117B, 4.05%, 10/01/40	1,600	1,655,408
Pennsylvania HFA, Refunding RB, AMT:
S/F Housing Mortgage, Series 096-A, 4.70%, 10/01/37	735	738,506
S/F Housing Mortgage, Series 097-A, 4.65%, 10/01/31	1,300	1,309,672
S/F Housing Mortgage, Series 099-A, 5.15%, 4/01/38	1,065	1,145,642
S/F Housing Mortgage, Series 115-A, 4.20%, 10/01/33	750	803,543
S/F Mortgage, Series 119, 3.20%, 10/01/31	2,005	2,040,889
S/F Mortgage, Series 119, 3.50%, 10/01/36	1,515	1,537,058
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,030,240

		19,714,825
State — 10.6%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 4/01/26	1,385	1,659,521
5.00%, 3/15/28	825	912,615

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (continued)
Commonwealth of Pennsylvania, GO, 1st Series (continued):
5.00%, 6/01/28	$4,460	$5,146,394
5.00%, 3/15/33	1,775	2,089,175
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	7,500	8,414,325
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	4,600	5,043,578

		23,265,608
Transportation — 17.3%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,300,295
AMT (AGM), 5.00%, 6/15/37	5,900	6,121,073
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	571,007
5.00%, 1/01/37	2,285	2,677,997
Series D, 5.00%, 1/01/40	750	843,435
Series D (AGM), 5.00%, 1/01/40	1,560	1,757,324
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,590,748
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,760	1,717,884
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,275	536,711
Sub-Series A, 5.13%, 12/01/26	100	114,937
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,802,095
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,887,695

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	$1,860	$2,160,948
5.00%, 6/01/29	2,465	2,858,611

		37,940,760
Utilities — 7.9%
City of Philadelphia Pennsylvania Gas Works, RB, 09th Series, 5.25%, 8/01/40	1,700	1,913,894
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	946,776
5.00%, 8/01/31	600	706,944
5.00%, 8/01/32	800	938,320
5.00%, 8/01/33	400	467,388
5.00%, 8/01/34	700	815,458
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	800	877,616
Series C (AGM), 5.00%, 8/01/40	3,350	3,784,595
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,653,084
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	34,330
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	488,851
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,773,541
Reading Area Water Authority Pennsylvania, RB (AGM), 5.00%, 6/01/17 (b)	2,680	2,805,665

		17,206,462
Total Municipal Bonds — 118.8%		260,322,202

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania — 35.2%
Education — 9.4%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	$5,120	$6,197,248
Pennsylvania Higher Educational Facilities Authority, Series AR, 4.00%, 6/15/38	11,335	11,896,531
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,451,398

		20,545,177
Health — 13.1%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	3,000	3,298,350
Series A, 5.25%, 6/01/39	3,128	3,441,175
Series A-1, 5.13%, 6/01/41	7,430	8,292,388
Pennsylvania Economic Development Financing Authority, RB, UPMC, Series B, 4.00%, 3/15/40	8,000	8,421,840
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,275,670

		28,729,423
Housing — 1.4%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	3,000	3,214,170
State — 11.3%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/28	5,203	5,755,970

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Pennsylvania (continued)
State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	$7,000	$7,987,910
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	10,000	10,964,300

		24,708,180
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.2%		77,196,950
Total Long-Term Investments (Cost — $309,855,608) — 154.0%		337,519,152

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (f)(g)	556,841	556,841
Total Short-Term Securities (Cost — $556,841) — 0.3%		556,841
Total Investments (Cost — $310,412,449*) — 154.3%		338,075,993
Other Assets Less Liabilities — 1.7%		3,635,528
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3)%		(40,048,690)
VRDP Shares, at Liquidation Value — (37.7)%		(82,600,000)

Net Assets Applicable to Common Shares — 100.0%		$219,062,831

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$271,081,340

Gross unrealized appreciation	$27,664,767
Gross unrealized depreciation	(698,459)

Net unrealized appreciation	$26,966,308

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(f)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	556,841	556,841	$148
BlackRock Pennysylvania Municipal Money Fund	383,495	(383,495)	—	134
FFI Institutional Tax-Exempt Fund	—	—	—	65
Total			556,841	$347

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	June 2016	$604,570	$2,103
(37)	10-Year U.S. Treasury Note	June 2016	$4,812,313	25,252
(15)	Long U.S. Treasury Bond	June 2016	$2,449,687	36,133
(4)	Ultra U.S. Treasury Bond	June 2016	$685,375	11,432
Total				$74,920

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$337,519,152	—	$337,519,152
Short-Term Securities	$556,841	—	—	556,841

Total Investments	$556,841			$338,075,993

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$74,920	—	—	$74,920

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$173,800	—	—	$173,800
Liabilities:
Bank overdraft	—	$(91,008)	—	(91,008)
TOB Trust Certificates	—	(40,028,345)	—	(40,028,345)
VRDP Shares	—	(82,600,000)	—	(82,600,000)

Total	$173,800	$(122,719,353)	—	$(122,545,553)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2016